Quarterly Holdings Report
for
Fidelity Freedom® Blend 2045 Fund
December 31, 2024
FBF-Y45-NPRT3-0325
1.9892476.106
Bond Funds - 6.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	1,720,083	16,616,003
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	174,713	1,287,636
Fidelity Series Emerging Markets Debt Fund (b)	1,805,228	14,261,299
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	478,124	4,087,958
Fidelity Series Floating Rate High Income Fund (b)	300,853	2,707,680
Fidelity Series High Income Fund (b)	1,744,598	15,020,991
Fidelity Series International Developed Markets Bond Index Fund (b)	3,056,810	26,533,115
Fidelity Series Long-Term Treasury Bond Index Fund (b)	18,546,169	98,480,158
Fidelity Series Real Estate Income Fund (b)	275,375	2,704,182
TOTAL BOND FUNDS (Cost $208,572,247)		181,699,022

Domestic Equity Funds - 54.2%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	17,199,377	341,235,648
Fidelity Series Commodity Strategy Fund (b)	64,146	5,526,789
Fidelity Series Large Cap Growth Index Fund (b)	8,698,529	220,942,646
Fidelity Series Large Cap Stock Fund (b)	8,779,190	201,482,404
Fidelity Series Large Cap Value Index Fund (b)	25,792,509	420,675,817
Fidelity Series Small Cap Core Fund (b)	9,041,286	110,394,098
Fidelity Series Small Cap Opportunities Fund (b)	3,230,735	47,265,657
Fidelity Series Value Discovery Fund (b)	9,561,988	148,210,808
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,192,639,284)		1,495,733,867

International Equity Funds - 38.9%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	5,131,223	80,457,576
Fidelity Series Emerging Markets Fund (b)	7,699,906	66,835,186
Fidelity Series Emerging Markets Opportunities Fund (b)	14,772,659	270,635,108
Fidelity Series International Growth Fund (b)	10,462,024	182,353,072
Fidelity Series International Index Fund (b)	5,906,717	69,994,595
Fidelity Series International Small Cap Fund (b)	2,326,962	37,696,778
Fidelity Series International Value Fund (b)	15,396,250	183,523,299
Fidelity Series Overseas Fund (b)	13,596,087	182,731,411
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,023,793,290)		1,074,227,025

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/2/2025 (d)	4.52 to 4.55	790,000	790,000
US Treasury Bills 0% 1/23/2025 (d)	4.55	1,660,000	1,655,890
US Treasury Bills 0% 1/30/2025 (d)	4.45 to 4.51	3,380,000	3,368,880
US Treasury Bills 0% 1/9/2025 (d)	4.58	280,000	279,771
US Treasury Bills 0% 2/27/2025 (d)	4.45	400,000	397,374
US Treasury Bills 0% 2/6/2025 (d)	4.47	50,000	49,794
US Treasury Bills 0% 3/13/2025 (d)	4.30 to 4.33	270,000	267,806
US Treasury Bills 0% 3/27/2025 (d)	4.28	620,000	613,939
US Treasury Bills 0% 3/6/2025 (d)	4.39	130,000	129,047
TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,550,602)			7,552,501

Money Market Funds - 0.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $1,560,520)	4.36	1,560,209	1,560,521

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,434,115,943)	2,760,772,936
NET OTHER ASSETS (LIABILITIES) - 0.0%	1,065,099
NET ASSETS - 100.0%	2,761,838,035

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	216	Mar 2025	24,489,000	(810,531)	(810,531)
ICE MSCI Emerging Markets Index Contracts (United States)	756	Mar 2025	40,589,640	(1,406,338)	(1,406,338)

TOTAL EQUITY CONTRACTS					(2,216,869)

Interest Rate Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	449	Mar 2025	48,828,750	(413,196)	(413,196)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	551	Mar 2025	62,727,906	(1,951,145)	(1,951,145)

TOTAL INTEREST RATE CONTRACTS					(2,364,341)

TOTAL PURCHASED					(4,581,210)

Sold

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	172	Mar 2025	51,047,450	1,657,244	1,657,244

TOTAL FUTURES CONTRACTS					(2,923,966)
The notional amount of futures purchased as a percentage of Net Assets is 6.5%
The notional amount of futures sold as a percentage of Net Assets is 1.8%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,492,500.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,950,260	51,686,364	52,076,076	113,599	(27)	-	1,560,521	1,560,209	0.0%
Total	1,950,260	51,686,364	52,076,076	113,599	(27)	-	1,560,521	1,560,209

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,004,554	18,614,880	2,889,797	323,779	(23,942)	(89,692)	16,616,003	1,720,083
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,011,768	360,888	36,751	41,637	123	(48,392)	1,287,636	174,713
Fidelity Series Blue Chip Growth Fund	250,485,006	120,098,077	61,510,170	26,347,967	1,622,584	30,540,151	341,235,648	17,199,377
Fidelity Series Canada Fund	58,029,702	25,656,424	3,963,900	2,365,224	(21,785)	757,135	80,457,576	5,131,223
Fidelity Series Commodity Strategy Fund	13,758,499	6,768,795	14,156,701	576,720	(6,441,324)	5,597,520	5,526,789	64,146
Fidelity Series Corporate Bond Fund	-	545,750	550,465	1,701	4,715	-	-	-
Fidelity Series Emerging Markets Debt Fund	10,516,077	4,158,397	404,830	520,109	4,116	(12,461)	14,261,299	1,805,228
Fidelity Series Emerging Markets Debt Local Currency Fund	3,343,811	1,080,755	102,899	186,858	(236)	(233,473)	4,087,958	478,124
Fidelity Series Emerging Markets Fund	54,484,705	19,217,987	5,143,231	1,848,035	(162)	(1,724,113)	66,835,186	7,699,906
Fidelity Series Emerging Markets Opportunities Fund	219,881,668	76,886,681	28,357,749	5,486,697	(38,060)	2,262,568	270,635,108	14,772,659
Fidelity Series Floating Rate High Income Fund	1,994,812	796,581	73,497	158,084	(55)	(10,161)	2,707,680	300,853
Fidelity Series Government Bond Index Fund	-	1,091,498	1,093,500	2,487	2,002	-	-	-
Fidelity Series Government Money Market Fund	5,149	710,272	715,421	6,575	-	-	-	-
Fidelity Series High Income Fund	10,740,891	4,916,099	811,828	644,407	14,555	161,274	15,020,991	1,744,598
Fidelity Series International Developed Markets Bond Index Fund	-	27,556,526	383,884	445,037	(1,201)	(638,326)	26,533,115	3,056,810
Fidelity Series International Growth Fund	146,251,401	58,981,173	10,428,389	7,465,427	76,333	(12,527,446)	182,353,072	10,462,024
Fidelity Series International Index Fund	55,113,484	21,429,723	2,487,821	2,025,171	(40,853)	(4,019,938)	69,994,595	5,906,717
Fidelity Series International Small Cap Fund	30,872,435	12,825,881	2,827,013	3,549,263	369	(3,174,894)	37,696,778	2,326,962
Fidelity Series International Value Fund	147,358,808	57,850,792	9,951,514	8,159,897	(70,904)	(11,663,883)	183,523,299	15,396,250
Fidelity Series Investment Grade Bond Fund	-	1,036,943	1,042,413	2,997	5,470	-	-	-
Fidelity Series Investment Grade Securitized Fund	-	536,359	539,483	1,542	3,124	-	-	-
Fidelity Series Large Cap Growth Index Fund	158,593,575	61,512,748	33,244,322	1,210,266	1,085,092	32,995,553	220,942,646	8,698,529
Fidelity Series Large Cap Stock Fund	168,348,694	61,753,165	37,933,802	13,742,134	3,489,993	5,824,354	201,482,404	8,779,190
Fidelity Series Large Cap Value Index Fund	300,999,376	155,045,563	39,893,810	12,172,036	1,290,757	3,233,931	420,675,817	25,792,509
Fidelity Series Long-Term Treasury Bond Index Fund	99,577,937	31,583,657	26,294,342	2,610,533	(5,668,046)	(719,048)	98,480,158	18,546,169
Fidelity Series Overseas Fund	146,591,358	52,922,928	7,061,301	4,023,768	(89,750)	(9,631,824)	182,731,411	13,596,087
Fidelity Series Real Estate Income Fund	1,995,074	763,530	73,497	125,034	1,057	18,018	2,704,182	275,375
Fidelity Series Short-Term Credit Fund	378,439	-	376,518	434	8,626	(10,547)	-	-
Fidelity Series Small Cap Core Fund	3,043,633	113,352,090	8,382,005	1,127,303	238,678	2,141,702	110,394,098	9,041,286
Fidelity Series Small Cap Opportunities Fund	74,276,214	17,742,720	42,281,022	4,178,596	1,755,360	(4,227,615)	47,265,657	3,230,735
Fidelity Series Treasury Bill Index Fund	23,455	2,083,604	2,107,202	20,502	143	-	-	-
Fidelity Series Value Discovery Fund	110,717,142	59,271,109	18,203,182	5,744,714	447,456	(4,021,717)	148,210,808	9,561,988
	2,069,397,667	1,017,151,595	363,322,259	105,114,934	(2,345,765)	30,778,676	2,751,659,914	185,761,541

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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